UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2005
Check here if Amendment [   ]; Amendment Number:___
This Amendment (Check only one):
[    ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 028-10731

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all infor-mation contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas F. Flynn
Title:           Treasurer
Phone:         212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn    New York NY  May 6, 2005

Report Type (Check only one):
[   X ]  13F HOLDINGS REPORT.
[    ]  13F NOTICE.
[    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    -0-
Form 13F Information Table Entry Total:             40
Form 13F Information Table Value Total:        $163,804

List of Other Included Managers: NONE


Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	942	654000	SH		SOLE		654000
ABAXIS INC	COMMON STOCK	002567105	4410	498350	SH		SOLE		498350
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	1758	706100	SH		SOLE		706100
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	2472	355000	SH		SOLE		355000
AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	4972	333700	SH		SOLE		333700
BEI TECHNOLOGIES INC	COMMON STOCK	05538P104	4555	190000	SH		SOLE		190000
BROOKSTONE INC	COMMON STOCK	114537103	8215	506458	SH		SOLE		506458
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	3281	1717700	SH		SOLE		1717700
DOT HILL SYS CORP	COMMON STOCK	25848T109	3295	853825	SH		SOLE		853825
EP MEDSYSTEMS INC	COMMON STOCK	26881P103	358	120000	SH		SOLE		120000
FORGENT NETWORKS INC	COMMON STOCK	34629U103	1378	650000	SH		SOLE		650000
***FUEL-TECH NV	COMMON STOCK	359523107	5525	929860	SH		SOLE		929860
GP STRATEGIES CORP	COMMON STOCK	36225V104	3832	534400	SH		SOLE		534400
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	4197	910516	SH		SOLE		910516
HYPERCOM CORP	COMMON STOCK	44913M105	4736	1001400	SH		SOLE		1001400
IMERGENT INC	COMMON STOCK	45247Q100	9262	944100	SH		SOLE		944100
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	4185	467600	SH		SOLE		467600
INFOCROSSING INC	COMMON STOCK	45664X109	8769	553623	SH		SOLE		553623
***INFONOW CORPORATION	COMMON STOCK	456664309	220	249800	SH		SOLE		249800
INTER TEL INC	COMMON STOCK	458372109	10842	442504	SH		SOLE		442504
JARDEN CORPORATION	COMMON STOCK	471109108	5414	118000	SH		SOLE		118000
KEYNOTE SYS INC	COMMON STOCK	493308100	206	17326	SH		SOLE		17326
LANDEC CORP	COMMON STOCK	514766104	2264	311000	SH		SOLE		311000
LIFETIME HOAN CORP	COMMON STOCK	531926103	2237	144400	SH		SOLE		144400
LIFECELL CORP	COMMON STOCK	531927101	2198	247000	SH		SOLE		247000
***MDC PARTNERS INC	COMMON STOCK	552697104	10476	1101300	SH		SOLE		1101300
MIKOHN GAMING CORP	COMMON STOCK	59862K108	1633	130000	SH		SOLE		130000
MONOLITHIC SYSTEM TECHNOLOGY	COMMON STOCK	609842109	8116	1387363	SH		SOLE		1387363
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	2895	274952	SH		SOLE		274952
NATIONAL PATENT DEVELOPMENT	COMMON STOCK	637132101	570	200000	SH		SOLE		200000
NEWTEK BUSINESS SERVICES INC	COMMON STOCK	652526104	1463	389000	SH		SOLE		389000
PHOTOMEDEX INC	COMMON STOCK	719358103	5533	2057000	SH		SOLE		2057000
REWARDS NETWORK INC	COMMON STOCK	761557107	903	217000	SH		SOLE		217000
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	6039	536758	SH		SOLE		536758
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	4258	805000	SH		SOLE		805000
TEKNOWLEDGE CORP-NEW	COMMON STOCK	878919208	47	42700	SH		SOLE		42700
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	1598	100000	SH		SOLE		100000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	6650	393965	SH		SOLE		393965
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	10326	327800	SH		SOLE		327800
***TEEKAY SHIPPING CORP	COMMON STOCK	Y8564W103	3775	84000	SH		SOLE		84000

			163804				No. of Other Managers	0
